Allowance for Probable Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 118,505	$ 108,030	$ 68,338
Reduced interest income on non-accrual loans	4,114	3,750	4,011
Accruing loans contractually past due 90 days or more as to principal or interest payments	14,288	19,848	12,089
Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	26,819	22,614
Accruing loans contractually past due 90 days or more as to principal or interest payments	1,490	1,029
Commercial real estate: other construction and land development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	54,336	77,207
Accruing loans contractually past due 90 days or more as to principal or interest payments	979	11,507
Commercial real estate: farmland and commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	34,910	5,486
Accruing loans contractually past due 90 days or more as to principal or interest payments	1,231	1,585
Commercial real estate: multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	411	473
Residential: first lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	1,848	2,015
Accruing loans contractually past due 90 days or more as to principal or interest payments	9,382	3,472
Residential: junior lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	135	199
Accruing loans contractually past due 90 days or more as to principal or interest payments	320	277
Consumer
Loan loss allowances, financing receivable past due
Non-accrual loans, total	46	29
Accruing loans contractually past due 90 days or more as to principal or interest payments	866	1,477
Foreign
Loan loss allowances, financing receivable past due
Non-accrual loans, total		7
Accruing loans contractually past due 90 days or more as to principal or interest payments	$ 20	$ 501